Statements of Changes in Stockholders' Equity (USD $)		Common stock		Additional paid-in capital	Accumulated other comprehensive income	Subscriptions Receivable/Warrants	Deficit accumulated during the development stage	Total
Balance at Apr. 06, 2010
Balance (in shares) at Apr. 06, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of founders' shares		6,667						6,667
Issuance of founders' shares (in shares)		7,000,000
Issuance of common shares		95,403				(28,506)		66,897
Issuance of common shares (in shares)		1,000,000
Shares issued from Del Mar Employee Share Purchase Trust for services - net		32,091						32,091
Shares issued from Del Mar Employee Share Purchase Trust for services - net (in shares)		256,250
Comprehensive loss (income) for the year					1,588			1,588
Loss for the year							(108,759)	(108,759)
Balance at Dec. 31, 2010		134,161			1,588	(28,506)	(108,759)	(1,516)
Balance (in shares) at Dec. 31, 2010		8,256,250						8,256,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Collection of subscriptions receivable						28,506		28,506
Issuance of units net of cash issue costs		119,896						119,896
Issuance of units net of cash issue costs (in shares)		400,000
Issuance of units for services (notes 6 and 8)		60,301						60,301
Issuance of units for services (notes 6 and 8) (in shares)		200,000
Issuance of units for settlement of accounts payable (notes 6 and 8)		15,075						15,075
Issuance of units for settlement of accounts payable (notes 6 and 8) (in shares)		50,000
Issuance of warrants related to share issuance costs of units (notes 6 and 7)		(5,962)		14,295				8,333
Issuance of warrants for patents				89,432				89,432
Shares issued from Del Mar Employee Share Purchase Trust for services - net		95,140						95,140
Shares issued from Del Mar Employee Share Purchase Trust for services - net (in shares)		153,125
Comprehensive loss (income) for the year					40,711			40,711
Loss for the year							(1,333,011)	(1,333,011)
Balance at Dec. 31, 2011		418,611		103,727	42,299		(1,441,770)	(877,133)
Balance (in shares) at Dec. 31, 2011		9,059,375						9,059,375
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of the Reverse Acquisition
Issuance of units net of cash issue costs		1,362,572						1,362,572
Issuance of units net of cash issue costs (in shares)		4,400,000
Issuance of units for services (notes 6 and 8)		117,275						117,275
Issuance of units for services (notes 6 and 8) (in shares)		360,000
Units cancelled (note 6)		(941,813)						(941,813)
Units cancelled (note 6) (in shares)		(3,000,000)
Reclassification from additional paid-in capital to warrants upon the issuance of warrants (note 7)				(103,727)		103,727
Issuance of warrants for services (notes 7 and 10)						49,379		49,379
Issuance of shares for settlement of accounts payable (notes 7 and 8)		253,050						253,050
Issuance of shares for settlement of accounts payable (notes 7 and 8) (in shares)		500,000
Shares issued from Del Mar Employee Share Purchase Trust for services - net		781,846						781,846
Shares issued from Del Mar Employee Share Purchase Trust for services - net (in shares)		1,590,625
Shares issued for services		75,800						75,800
Shares issued for services (in shares)		140,000
Stock-based compensation				272,594				272,594
Comprehensive loss (income) for the year					(21,121)			(21,121)
Loss for the year							(2,400,363)	(2,400,363)
Balance at Dec. 31, 2012		13,050		2,326,885	21,178	153,106	(3,842,133)	(1,327,914)
Balance (in shares) at Dec. 31, 2012		13,050,000	[1],[2]					13,050,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of the Reverse Acquisition		3,250		1,686,754			(3,731,684)	(2,041,680)
Effect of the Reverse Acquisition (in shares)	[1],[2]	3,250,007
Issuance of units net of cash issue costs		13,125		5,854,252				5,867,377
Issuance of units net of cash issue costs (in shares)	[1],[2]	13,125,002
Issuance of warrants related to share issuance costs of units (notes 6 and 7)				(4,087,586)		6,288,594		2,201,008
Issuance of warrants for patents								89,432
Issuance of common shares		1,150		596,850				598,000
Issuance of common shares (in shares)	[1],[2]	1,150,000
Shares issued for services		60		68,497				68,557
Shares issued for services (in shares)	[1],[2]	60,000
Stock-based compensation				20,846				20,846
Comprehensive loss (income) for the year
Loss for the year							(7,405,319)	(7,405,319)
Balance at Mar. 31, 2013		$ 30,635		$ 6,466,498	$ 21,178	$ 6,441,700	$ (14,979,136)	$ (2,019,125)
Balance (in shares) at Mar. 31, 2013		30,635,009	[1],[2]					30,635,009

[1]	The issued and outstanding common shares include 8,729,583 shares of common stock on an as-exchanged basis with respect to the Exchangeable Shares (notes 3 and 7)
[2]	Under the Reverse Acquisition, the authorized and issued share capital is that of the Company while the stated value is that of DelMar (BC) (note 3).